Note 16 - Segmented Information	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
16.	SEGMENTED INFORMATION

The Company operates in one operating segment, being the exploration and advancement of mineral projects in North America. The Company’s principal asset, its 44% ownership in the Juanicipio Mine, is located in Mexico, and the Company also has other exploration properties in North America. The Company’s executive and head office is located in Canada.